UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

Eaton Vance

California Municipal Opportunities Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 100.9%

Security	Principal Amount (000’s omitted)	Value
Education — 4.9%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,081,490
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,012,074
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,149,550
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,007,031
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,055,289
California State University, 5.00%, 11/1/43	3,000	3,432,270
California State University, 5.25%, 11/1/31	1,465	1,616,012

		$12,353,716

Electric Utilities — 4.5%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$928,124
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/39	1,750	1,981,735
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42	2,000	2,292,680
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,182,892
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,592,687
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,291,306
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,065	1,100,166

		$11,369,590

Escrowed/Prerefunded — 1.1%
California, Prerefunded to 4/1/19, 6.00%, 4/1/38	$355	$367,340
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/29	1,855	1,939,922
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	455	468,354

		$2,775,616

General Obligations — 32.3%
Berryessa Union School District, (Election of 2014), 5.00%, 8/1/36	$400	$466,020
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/28	2,170	2,594,322
California, 5.00%, 8/1/31	5,010	5,781,690
California, 5.00%, 11/1/31	5,000	5,689,250
California, 5.00%, 8/1/38	2,925	3,398,733
California, 5.00%, 10/1/39	1,830	2,111,234
California, 5.50%, 11/1/35	2,500	2,715,250
California, 6.00%, 4/1/38	645	665,898
Claremont Unified School District, (Election of 2016), 5.00%, 8/1/39(1)	225	266,589
Claremont Unified School District, (Election of 2016), 5.00%, 8/1/40(1)	370	437,684
Claremont Unified School District, (Election of 2016), 5.00%, 8/1/42(1)	800	943,280
Desert Community College District, (Election of 2016), 5.00%, 8/1/43	7,300	8,106,212
Glendale Community College District, (Election of 2016), 5.00%, 8/1/32	500	599,150
Glendale Community College District, (Election of 2016), 5.00%, 8/1/33	750	894,698
Glendale Community College District, (Election of 2016), 5.00%, 8/1/35	1,000	1,183,170
Glendale Community College District, (Election of 2016), 5.00%, 8/1/36	1,000	1,179,640
Los Alamitos Unified School District, 5.00%, 8/1/27	550	653,989

1

Security	Principal Amount (000’s omitted)	Value
Manhattan Beach Unified School District, (Election of 2016), 5.00%, 9/1/39	$1,000	$1,197,260
Manhattan Beach Unified School District, (Election of 2016), 5.00%, 9/1/41	1,500	1,782,720
Manhattan Beach Unified School District, (Election of 2016), 5.00%, 9/1/42	1,000	1,184,600
Marin Community College District, (Election of 2016), 5.00%, 8/1/27	565	681,023
Morgan Hill Unified School District, (Election of 2012), 5.00%, 8/1/41	1,250	1,462,512
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	871,410
Palo Alto, (Election of 2008), 5.00%, 8/1/40(2)	5,200	5,525,728
Pittsburg Unified School District, 4.00%, 8/1/40	745	778,473
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 5.00%, 8/1/37	3,810	4,494,428
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/31	500	598,700
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/35	500	590,260
Santa Clara County, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(2)	5,400	5,610,114
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/30	440	531,216
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/31	600	723,300
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/32	700	841,953
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/34	500	596,465
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/35	7,000	8,331,820
Santa Monica Community College District, (Election of 2016), 5.00%, 8/1/32	300	364,059
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/31	1,000	1,178,610
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	1,000	1,167,480
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,152,570
Vista Unified School District, 5.00%, 8/1/27	1,280	1,512,781
Vista Unified School District, 5.00%, 8/1/28	900	1,060,443
Yosemite Community College District, 5.00%, 8/1/28	1,000	1,173,270

		$81,098,004

Hospital — 9.1%
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	$735	$821,193
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,168,503
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,575,969
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,682,535
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,562,655
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/41	6,780	7,694,012
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	110,554
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	891,560
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	221,916
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	897,248
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	563,370
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	181,685
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	114,863
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	163,823
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	468,868
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	535,820
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,305,447

		$22,960,021

2

Security	Principal Amount (000’s omitted)	Value
Housing — 0.5%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/23	$475	$528,794
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/25	525	596,505

		$1,125,299

Insured – Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	$125	$125,551
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	1,500	1,563,915
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	2,044,820
Puerto Rico Electric Power Authority, (NPFG), Series QQ, 5.00%, 7/1/22	180	181,155
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/22	140	140,899
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/24	300	301,137
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/24	130	130,493

		$4,487,970

Insured – General Obligations — 8.0%
Santa Rosa High School District, (Election of 2014), (AGM), 5.00%, 8/1/39	$3,100	$3,575,385
Santa Rosa High School District, (Election of 2014), (AGM), 5.00%, 8/1/43	14,380	16,518,162

		$20,093,547

Insured – Special Tax Revenue — 2.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$1,599,407
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	851,097
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	1,390	1,581,667
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/43	1,400	1,590,904

		$5,623,075

Insured – Transportation — 0.6%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,536,588

		$1,536,588

Insured – Water and Sewer — 2.1%
SLO County Financing Authority, (Nacimiento Water Project), (BAM), 4.00%, 9/1/39	$5,130	$5,363,877

		$5,363,877

Lease Revenue/Certificates of Participation — 1.0%
Larkspur Public Financing Authority, 5.00%, 6/1/29(1)	$980	$1,181,106
Larkspur Public Financing Authority, 5.00%, 6/1/30(1)	1,035	1,243,718

		$2,424,824

Other Revenue — 3.5%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	$1,740	$1,964,930
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	2,290	2,578,700
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/35	2,000	2,246,840
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	1,655	1,876,390

		$8,666,860

3

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 2.8%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$675,608
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	289,970
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/47	2,450	2,783,690
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	556,735
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	866,908
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	1,000	1,066,740
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	805,626

		$7,045,277

Special Tax Revenue — 5.5%
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	$1,525	$1,723,875
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	633,528
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	506,562
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	488,655
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	590,246
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	389,264
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	568,381
San Diego County Regional Transportation Commission, Sales Tax Revenue, 5.00%, 4/1/35	550	640,772
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	566,495
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	846,827
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	3,605	4,269,401
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,868,567
Torrance Redevelopment Agency, 5.625%, 9/1/28	710	710,753

		$13,803,326

Transportation — 14.1%
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	$1,970	$2,194,994
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	975	1,106,215
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	1,625	1,829,035
Long Beach, Harbor Revenue, Green Bonds, (AMT), 5.00%, 5/15/43	3,135	3,577,913
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)	3,080	3,265,909
Los Angeles Department of Airports, (Los Angeles International Airport), 2016 Series A, (AMT), 5.00%, 5/15/35	3,260	3,686,897
Los Angeles Department of Airports, (Los Angeles International Airport), 2016 Series B, (AMT), 5.00%, 5/15/35	1,715	1,939,579
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	2,700	3,049,569
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	310	347,389
Sacramento County, Airport System Revenue, (AMT), 5.00%, 7/1/39	3,410	3,928,354
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,894,372

4

Security	Principal Amount (000’s omitted)	Value
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	$5,000	$5,592,900
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/25	1,000	1,146,550

		$35,559,676

Water and Sewer — 6.9%
East Bay Municipal Utility District, 5.00%, 6/1/32	$2,450	$2,866,990
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/38	2,000	2,307,280
Metropolitan Water District of Southern California, 5.00%, 7/1/36	300	351,192
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/32	150	172,836
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/36	495	563,983
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/37	425	483,956
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	567,765
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/27	1,500	1,775,730
San Francisco City and County Public Utilities Commission, Water Revenue, 5.00%, 11/1/40	1,565	1,771,079
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/39	1,290	1,464,692
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/47	4,465	5,025,313

		$17,350,816

Total Tax-Exempt Municipal Securities — 100.9% (identified cost $247,839,933)		$253,638,082

Taxable Municipal Securities — 3.1%
Security	Principal Amount (000’s omitted)	Value
Hospital — 1.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,750	$3,970,350

		$3,970,350

Insured – Special Tax Revenue — 0.9%
Industry, Sales Tax Revenue, (AGM), 2.50%, 1/1/20	$235	$233,961
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.698%, 8/1/19	880	879,296
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	956,070
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.75%, 12/1/22	130	125,914
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.00%, 12/1/23	150	145,717

		$2,340,958

Special Tax Revenue — 0.6%
Successor Agency to San Diego Redevelopment Agency, 2.875%, 9/1/21	$300	$299,979
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	250	251,523
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	252,265
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	251,938
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	252,527
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	254,500

		$1,562,732

5

Value
Total Taxable Municipal Securities — 3.1% (identified cost $7,784,829)	$7,874,040

Total Investments — 104.0% (identified cost $255,624,762)	$261,512,122

Other Assets, Less Liabilities — (4.0)%	$(10,145,663)

Net Assets — 100.0%	$251,366,459

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 15.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 8.5% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $1,066,740 or 0.4% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$253,638,082	$—	$253,638,082
Taxable Municipal Securities	—	7,874,040	—	7,874,040
Total Investments	$—	$261,512,122	$—	$261,512,122

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Massachusetts Municipal Income Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.5%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,134,200
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,105	3,986,261

		$8,120,461

Education — 24.8%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$2,000	$2,268,900
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/37	2,000	2,279,180
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	2,000	2,274,500
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/21	450	493,317
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/22	325	364,562
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/23	400	457,712
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/24	725	842,711
Massachusetts Development Finance Agency, (College of the Holy Cross), (LOC: JPMorgan Chase Bank, N.A.), 1.38%, 9/1/37(1)	1,550	1,550,000
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,710,844
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,822,663
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,016,589
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,169,432
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,162,297
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,933,785
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,728,641
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,282,440
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	2,925	3,624,660
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,588,300

		$36,570,533

Escrowed/Prerefunded — 6.5%
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	$1,140	$1,287,903
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	1,040	1,149,762
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), Prerefunded to 7/1/19, 5.75%, 7/1/36	2,120	2,208,383
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	1,590	1,634,647
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	1,195	1,228,556
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	1,580	1,624,366
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	480	494,352

		$9,627,969

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 19.0%
Brookline, 5.00%, 3/15/25	$1,740	$2,047,841
Cambridge, 5.00%, 2/15/27	2,000	2,414,660
Danvers, 5.25%, 7/1/36	2,800	3,059,812
Lexington, 4.00%, 2/1/23	970	1,056,669
Massachusetts, 5.00%, 3/1/31	4,000	4,520,200
Massachusetts, (SPA: Barclays Bank PLC), 1.47%, 3/1/26(1)	3,750	3,750,000
Plymouth, 5.00%, 5/1/26	710	769,072
Plymouth, 5.00%, 5/1/28	1,160	1,255,851
Plymouth, 5.00%, 5/1/31	1,090	1,177,244
Plymouth, 5.00%, 5/1/32	1,000	1,079,470
Swampscott, 5.00%, 1/15/25	310	360,093
Swampscott, 5.00%, 1/15/26	355	417,725
Wayland, 5.00%, 2/1/33	1,790	1,918,164
Wayland, 5.00%, 2/1/36	2,680	2,870,494
Wellesley, 4.00%, 6/1/24	465	513,048
Winchester, 5.00%, 4/15/36	775	834,342

		$28,044,685

Hospital — 11.5%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,200,595
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,105,494
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	1,920,736
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/41	1,060	1,196,358
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,202,020
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,837,024
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,062,705
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	760	853,845
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	55	59,402
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,725,227
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	771,967

		$16,935,373

Industrial Development Revenue — 1.5%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$2,200	$2,201,650

		$2,201,650

Insured – Education — 4.7%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(3)	$5,460	$6,904,825

		$6,904,825

Insured – Escrowed/Prerefunded — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$1,395	$1,457,677
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	65	67,202

		$1,524,879

2

Security	Principal Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 5.6%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,036,056
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,146,380

		$8,182,436

Insured – Transportation — 6.9%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,796,082
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	8,000	7,411,120

		$10,207,202

Other Revenue — 0.6%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), 5.00%, 1/1/23	$775	$868,085

		$868,085

Senior Living/Life Care — 2.5%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$547,743
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	615	615,234
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,465	2,465,197

		$3,628,174

Special Tax Revenue — 4.4%
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/40	$4,250	$4,968,930
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,579,909

		$6,548,839

Transportation — 5.9%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,299,860
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	3,990,900
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,413,671

		$8,704,431

Total Tax-Exempt Investments — 100.4% (identified cost $139,312,884)		$148,069,542

Other Assets, Less Liabilities — (0.4)%		$(637,200)

Net Assets — 100.0%		$147,432,342

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 18.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 11.1% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2018.

3

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $5,282,081 or 3.6% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	50	Short	Sep-18	$(7,250,000)	$(141,096)

					$(141,096)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $141,096.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$148,069,542	$—	$148,069,542
Total Investments	$—	$148,069,542	$—	$148,069,542

Liability Description
Futures Contracts	$(141,096)	$—	$—	$(141,096)
Total	$(141,096)	$—	$—	$(141,096)

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Municipal Income Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 106.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,645,000
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/42	8,500	9,847,250
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	18,195	20,320,358

		$41,812,608

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$4,395,694

		$4,395,694

Education — 10.1%
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/25(2)	$6,500	$7,687,810
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(3)	2,245	2,325,753
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/33	23,715	27,892,397
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	9,620	11,291,667
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 4.00%, 7/1/43	8,000	8,362,960
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	6,370	7,566,604
New Jersey Educational Facilities Authority, (Princeton University), 2017 Series B, 5.00%, 7/1/30	3,865	4,628,685
New Jersey Educational Facilities Authority, (Princeton University), 2017 Series I, 5.00%, 7/1/30	3,000	3,592,770
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	26,000	30,871,880
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/30	2,165	2,548,768
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	10,975,828
Rutgers State University, NJ, 5.00%, 5/1/43(4)	37,000	41,056,310
University of California, 5.25%, 5/15/36	7,080	8,161,116
University of California, 5.25%, 5/15/37	13,000	14,977,430
University of California, 5.25%, 5/15/38	7,700	8,866,704
University of Texas, 3.00%, 8/15/35	1,750	1,675,083
University of Virginia, 5.00%, 4/1/38	27,060	31,579,291
University of Virginia, 5.00%, 4/1/39	32,640	37,981,536

		$262,042,592

Electric Utilities — 7.8%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$8,972,208
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/39	10,000	11,324,200
Omaha Public Power District, NE, 5.00%, 2/1/39	14,190	15,908,409
Owensboro, KY, Electric Light and Power System Revenue, 4.00%, 1/1/26	1,750	1,889,842

Security	Principal Amount (000’s omitted)	Value
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	$6,025	$6,818,553
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	5,625	6,294,937
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(4)	41,100	41,931,042
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	10,998,500
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(4)	22,500	25,607,250
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(4)	27,500	31,252,375
Utility Debt Securitization Authority, NY, 5.00%, 12/15/39	13,260	15,511,283
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	25,180	26,011,444

		$202,520,043

Escrowed/Prerefunded — 6.7%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,602,368
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	10,171,560
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	15,311,374
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	350	369,320
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	375	396,352
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	5,034,833
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	16,475	17,538,132
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	4,800	4,959,552
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	3,900	4,029,636
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	625,110
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,783,579
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,894,802
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	13,188,484
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	4,172,223
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	19,327,378
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	3,941,349
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	11,124,000
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,506,699
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,071,960
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	13,426,625
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(4)	14,590	14,803,160
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	10,795	11,111,833

		$173,390,329

General Obligations — 22.0%
Albany County, NY, 4.00%, 4/1/29	$4,915	$5,405,566
Arlington County, VA, 5.00%, 8/15/29	8,830	10,783,373
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/35	5,000	5,822,400
California, 5.00%, 11/1/31	10,000	11,378,500
California, 5.00%, 10/1/39	7,325	8,450,706
California, 5.00%, 8/1/46	10,000	11,533,500

Security	Principal Amount (000’s omitted)	Value
Chicago Board of Education, IL, 5.00%, 12/1/21	$1,980	$2,055,913
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	791,327
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,038,770
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,297,438
Claremont Unified School District, CA, (Election of 2016), 5.00%, 8/1/48(2)	4,080	4,779,720
Delaware, 5.00%, 1/1/27	9,255	11,125,713
Fremont Union High School District, CA, 5.00%, 8/1/44	5,000	5,885,050
Gallatin County High School District No. 7, (Bozeman), MT, 4.00%, 6/1/36	1,230	1,312,631
Glendale Community College District, CA, (Election of 2016), 5.25%, 8/1/41	10,000	11,925,200
Hawaii, 5.00%, 1/1/34	14,200	16,698,064
Highland Local School District, OH, 5.00%, 12/1/34	500	555,225
Highland Local School District, OH, 5.00%, 12/1/38	970	1,071,481
Illinois, 5.00%, 2/1/24	10,705	11,372,564
Illinois, 5.00%, 11/1/24	11,295	12,030,756
Illinois, 5.00%, 2/1/27	18,500	19,359,695
Illinois, 5.00%, 11/1/29	15,000	15,893,550
Illinois, 5.25%, 7/1/30	6,150	6,438,189
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,153,472
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,595,219
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,165,794
Maryland, 4.00%, 6/1/27	8,700	9,467,688
Maryland, 5.00%, 3/15/27	6,500	7,808,320
Massachusetts, 5.00%, 7/1/35	10,000	11,361,500
Massachusetts, 5.00%, 7/1/36	21,160	23,997,768
Massachusetts, 5.00%, 3/1/37	10,900	12,183,257
New York, NY, 4.00%, 3/1/36	9,000	9,433,620
New York, NY, 4.00%, 10/1/41	5,000	5,187,750
New York, NY, 5.00%, 8/1/33	10,000	11,518,000
New York, NY, 5.00%, 4/1/38	10,000	11,641,800
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,099,200
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(4)	41,620	42,032,870
Portland Community College District, OR, 5.00%, 6/15/32	2,700	3,143,691
Portland Community College District, OR, 5.00%, 6/15/33	1,875	2,175,844
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(4)	57,400	59,633,434
Wake County, NC, 5.00%, 3/1/28	8,885	10,823,352
Washington, 5.00%, 2/1/33	17,000	19,133,500
Washington, 5.00%, 2/1/34	14,600	17,147,700
Washington, 5.00%, 2/1/36	11,110	12,526,192
Washington, 5.00%, 2/1/40	28,390	32,563,046
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	14,569,344
Wisconsin, 2017 Series 1, 5.00%, 11/1/28	5,000	5,940,950
Wisconsin, 2017 Series 2, 5.00%, 11/1/28	1,000	1,188,190
Wisconsin, 5.00%, 5/1/32	7,000	8,030,400
Wisconsin, 5.00%, 5/1/38	25,000	28,246,500

		$568,773,732

Hospital — 12.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,180,681
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(4)	36,700	38,427,469
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,663,226
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,348,147

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/37	$16,135	$18,723,861
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	31,695	36,152,268
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,107,183
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,200	2,461,734
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	10,482,700
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,764,500
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,875,050
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), 5.00%, 7/1/22	270	300,289
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	3,005	3,341,289
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42	2,500	2,841,350
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,346,686
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/35	1,500	1,709,370
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/37	1,100	1,239,942
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	4,250	5,047,895
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,750	1,951,425
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	5,200	5,884,216
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,512,804
University of California, (Medical Centers), 5.00%, 5/15/47	24,245	27,456,250
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	28,312,395
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,507,175
Washington Township Health Care District, CA, 6.25%, 7/1/39	16,675	17,221,940
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,178,867

		$320,038,712

Housing — 0.4%
Nebraska Investment Finance Authority, Single Family Housing Revenue, (AMT), (FHLMC), (FNMA), (GNMA), 1.60%, 3/1/21	$280	$276,178
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,491,572

		$10,767,750

Industrial Development Revenue — 1.5%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,187,620
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	335	344,055
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	29,221,107
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	476,264

		$38,229,046

Insured – Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$845	$866,750

		$866,750

Insured – Escrowed/Prerefunded — 0.7%
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), Prerefunded to 10/1/18, 5.25%, 10/1/41	$18,775	$18,944,163

		$18,944,163

Security	Principal Amount (000’s omitted)	Value
Insured – General Obligations — 0.2%
Atlantic City, NJ, (AGM), 5.00%, 3/1/25	$750	$842,332
Atlantic City, NJ, (AGM), 5.00%, 3/1/26	500	566,145
Atlantic City, NJ, (AGM), 5.00%, 3/1/27	650	741,566
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/27	1,500	1,688,010

		$3,838,053

Insured – Hospital — 0.5%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$12,865,920

		$12,865,920

Insured – Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$29,421,196

		$29,421,196

Insured – Special Tax Revenue — 2.9%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$13,471,260
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,820,555
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	58,045,089

		$75,336,904

Insured – Transportation — 2.1%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,718,181
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	2,940	2,977,544
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	44,288,271

		$52,983,996

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$6,440	$6,565,194

		$6,565,194

Other Revenue — 3.1%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$250	$45,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	1,840	2,023,669
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(3)	1,865	1,914,087
Kalispel Tribe of Indians, WA, Series B, 5.25%, 1/1/38(3)	1,000	1,026,320
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,292,400
Oregon, Lottery Revenue, 5.00%, 4/1/35	1,500	1,745,475
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	21,135	24,623,120
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,254,209
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	32,203,539
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.508%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(7)	1,000	1,012,890

		$81,140,709

Senior Living/Life Care — 1.1%
Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$2,500	$2,790,950
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	409	110,475
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	5,500	5,771,535

Security	Principal Amount (000’s omitted)	Value
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$16,435	$16,455,544
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,112,899
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	576,912
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40	750	788,812

		$27,607,127

Special Tax Revenue — 7.2%
Lafayette Parish School Board, LA, Sales Tax Revenue, 4.00%, 4/1/35	$500	$525,600
Lafayette Parish School Board, LA, Sales Tax Revenue, 5.00%, 4/1/48	3,000	3,416,280
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(6)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	390	389,996
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37	5,000	5,253,550
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/41	7,350	7,627,463
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/34	6,355	7,335,831
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/36	5,000	5,755,350
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/36	15,000	17,508,750
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	10,000	11,321,100
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/38	8,550	9,635,081
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/38	5,575	6,266,021
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	4,740	5,442,515
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/40	5,000	5,755,100
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/41	7,520	8,627,621
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	22,225	24,500,176
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	8,000	9,192,720
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/41	10,000	11,488,000
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43	7,900	8,759,283
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/34	470	542,657
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,376,200
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/31	10,000	11,482,600
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	470	469,981
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	345	317,169
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	980,254
Texas Transportation Commission, 5.00%, 4/1/33(4)	10,000	11,358,300

		$185,327,598

Student Loan — 0.3%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$2,030	$2,090,311
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,538,648

		$7,628,959

Transportation — 17.6%
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	$2,105	$2,307,606
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,131,900
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,627,982
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,711,633
Chicago, IL, (O’Hare International Airport), Series 2016C, 5.00%, 1/1/36	6,000	6,697,680
Chicago, IL, (O’Hare International Airport), Series 2017B, 5.00%, 1/1/36	8,000	9,038,240
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,249,425
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,721,914
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,015,619

Security	Principal Amount (000’s omitted)	Value
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/28	$1,000	$1,052,490
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,729,302
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	12,733,593
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	5,630	6,268,836
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,261,783
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,313,129
Illinois Toll Highway Authority, 5.00%, 1/1/33	3,015	3,352,258
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	22,924,000
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(4)	7,200	7,634,592
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	5,000	5,609,650
Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	1,986,260
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,179,045
Metropolitan Transportation Authority, NY, 5.00%, 11/15/30	8,000	9,432,320
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	5,550	6,309,684
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	3,735	3,801,632
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,710	10,093,341
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/35	9,430	9,844,260
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,275,740
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,600	26,353,884
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	11,112,700
New Jersey Turnpike Authority, 4.00%, 1/1/43	5,000	5,163,700
New Jersey Turnpike Authority, 5.00%, 1/1/32	5,000	5,847,900
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,276,900
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	4,425	4,996,622
New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	5,760	6,768,058
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	7,465	8,082,579
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	6,625	7,154,470
North Texas Tollway Authority, 5.00%, 1/1/30	10,650	12,216,295
North Texas Tollway Authority, 5.00%, 1/1/31	2,000	2,289,780
Oregon Department of Transportation, 5.00%, 11/15/38	13,300	14,959,840
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	12,604,473
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	3,145	3,343,827
Pennsylvania Turnpike Commission, 5.00%, 12/1/28	1,500	1,759,125
Pennsylvania Turnpike Commission, 5.00%, 12/1/35	1,250	1,423,938
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,407,502
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/23	10,000	11,279,200
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/30	250	290,335
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	5,000	5,794,950
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	2,480	2,754,883
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	15,000	16,778,700
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	31,719,668
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	25,647,736
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(4)	24,390	24,739,021

		$456,070,000

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 7.1%
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$24,199,200
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,303,493
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	60,717,511
East Bay Municipal Utility District, CA, 5.00%, 6/1/36	10,000	11,563,800
East Bay Municipal Utility District, CA, 5.00%, 6/1/37	13,430	15,474,986
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,911,866
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,785,908
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	10,000	11,412,200
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	10,000	11,224,900
Pearland, TX, Water and Sewer System Revenue, 5.00%, 9/1/22	185	206,891
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 5.00%, 11/1/47	4,675	5,261,666
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 5.00%, 11/1/35	4,455	5,100,129
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 5.00%, 11/1/36	4,685	5,345,772
Santa Clara Valley Water District, CA, 5.00%, 6/1/41	10,000	11,513,500
Tucson, AZ, Water System Revenue, 5.00%, 7/1/25	1,100	1,288,551

		$183,310,373

Total Tax-Exempt Municipal Securities — 106.9% (identified cost $2,663,361,922)		$2,763,877,448

Taxable Municipal Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$2,244	$673,143

		$673,143

General Obligations — 0.5%
Chicago, IL, 7.75%, 1/1/42	$11,005	$11,934,592

		$11,934,592

Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,262,530

		$36,262,530

Insured – Transportation — 1.5%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$15,421,950
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	22,075,629

		$37,497,579

Total Taxable Municipal Securities — 3.4% (identified cost $80,376,797)		$86,367,844

Value
Total Investments — 110.3% (identified cost $2,743,738,719)	$2,850,245,292

Other Assets, Less Liabilities — (10.3)%	$(265,363,919)

Net Assets — 100.0%	$2,584,881,373

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	21.6%
New York	19.2%
Texas	15.4%
Others, representing less than 10% individually	54.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 8.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 3.9% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $5,742,424 or 0.2% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Amount is less than 0.05%.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2018.

(8)	Security is in default and making only partial interest payments.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	1,500	Short	Sep-18	$(217,500,000)	$(4,232,882)

					$(4,232,882)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

Currency Abbreviations:

USD	-	United States Dollar

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $4,232,882.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$2,763,877,448	$—	$2,763,877,448
Taxable Municipal Securities	—	86,367,844	—	86,367,844
Total Investments	$—	$2,850,245,292	$—	$2,850,245,292

Liability Description
Futures Contracts	$(4,232,882)	$—	$—	$(4,232,882)
Total	$(4,232,882)	$—	$—	$(4,232,882)

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.1%
New York State Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,223,171
New York State Environmental Facilities Corp., Green Bonds, 4.00%, 8/15/34	1,070	1,139,400
New York State Environmental Facilities Corp., Green Bonds, 5.00%, 8/15/38	1,000	1,167,140
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	8,425,200

		$16,954,911

Cogeneration — 1.3%
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$2,850	$2,877,474
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	2,580	2,581,032

		$5,458,506

Education — 16.2%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$276,805
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	525	585,574
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	550,489
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/18	690	690,000
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	169,931
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	209,022
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	202,829
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	224,766
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,450	1,594,173
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/31	235	263,809
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/32	260	291,216
Monroe County Industrial Development Corp., (University of Rochester), Series 2017C, 4.00%, 7/1/43	2,945	3,078,615
Monroe County Industrial Development Corp., (University of Rochester), Series 2017D, 4.00%, 7/1/43	1,650	1,724,860
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	5,826,504
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,650	1,701,513
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,306,450
New York Dormitory Authority, (Columbia University), 1.20%, 9/1/39(2)	3,425	3,425,000
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	5,000	5,936,900
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,330,100
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,581,500
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	350	394,282
New York Dormitory Authority, (New York University), 4.00%, 7/1/34	765	821,059
New York Dormitory Authority, (New York University), 5.00%, 7/1/34	1,500	1,749,105

1

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (School Districts Financing Program), 5.00%, 10/1/28	$1,665	$1,948,966
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	272,663
New York Dormitory Authority, (State University), 5.50%, 5/15/19	670	693,035
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	5,902,545
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,020,838
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,638,260
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,005,927
Syracuse Industrial Development Agency, (Syracuse University), (LOC: JPMorgan Chase Bank, N.A.), 1.53%, 7/1/37(3)	3,380	3,380,000
Tompkins County Development Corp., (Ithaca College), 5.00%, 7/1/32	200	233,016
Tompkins County Development Corp., (Ithaca College), 5.00%, 7/1/34	70	80,805

		$66,110,557

Electric Utilities — 2.7%
New York Power Authority, 5.00%, 11/15/31	$1,000	$1,097,180
Utility Debt Securitization Authority, 5.00%, 12/15/28	2,500	2,950,025
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,282,090
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,658,483
Utility Debt Securitization Authority, 5.00%, 12/15/39	1,740	2,035,417

		$11,023,195

Escrowed/Prerefunded — 2.9%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,349,586
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	1,038,785
New York City, Prerefunded to 4/1/19, 5.30%, 4/1/27	85	87,451
New York City, Prerefunded to 4/1/19, 5.375%, 4/1/36	4,810	4,951,366
Saratoga County, Prerefunded to 7/15/18, 4.75%, 7/15/37	1,000	1,001,170
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,370	3,419,236

		$11,847,594

General Obligations — 10.1%
Albany County, 4.00%, 4/1/29	$7,370	$8,105,600
Islip, 4.00%, 10/15/24	1,000	1,115,010
Nassau County, 5.00%, 10/1/30	2,000	2,320,760
Nassau County, 5.00%, 10/1/37	715	810,524
New York City, 4.00%, 8/1/32	1,670	1,779,101
New York City, 4.00%, 8/1/36	5,225	5,471,045
New York City, 4.00%, 10/1/40	865	898,181
New York City, 5.00%, 8/1/28	4,400	5,135,152
New York City, 5.00%, 8/1/32	705	799,117
New York City, 5.25%, 3/1/35	4,000	4,764,640
New York City, 5.30%, 4/1/27	10	10,274
New York City, 5.375%, 4/1/36	190	195,153
New York City, 6.25%, 10/15/28	170	172,372
Rochester, 4.00%, 2/15/28	510	563,117
Southampton Union Free School District, 4.00%, 6/1/25	1,540	1,727,295
Southampton Union Free School District, 4.00%, 6/1/26	1,605	1,813,698
Westchester County, 4.00%, 7/1/29	2,365	2,653,223
Westchester County, 4.00%, 7/1/33	1,445	1,584,442
Westchester County, 4.00%, 7/1/34	1,090	1,187,936

		$41,106,640

2

Security	Principal Amount (000’s omitted)	Value
Hospital — 5.2%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	$1,250	$1,406,662
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	402,390
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,435	2,637,081
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/37	1,140	1,255,003
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	2,500	2,648,450
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	1,500	1,689,825
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,930,521
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(4)	4,500	5,067,810
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,360,163

		$21,397,905

Housing — 2.2%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	$300	$345,183
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	785	900,262
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	725,849
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	450	513,369
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,245,913
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,047,700
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,033,080
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/27	235	271,110
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/28	200	229,720
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/29	200	228,714
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/42	1,250	1,392,437

		$8,933,337

Industrial Development Revenue — 4.0%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$5,987,100
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	3,851,037
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(4)	4,020	4,032,020
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(4)	2,580	2,581,393

		$16,451,550

Insured – Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,226,504

		$8,226,504

Insured – Escrowed/Prerefunded — 3.9%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/21	$1,875	$1,957,087
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/22	2,700	2,818,206
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	14,980	11,106,472

		$15,881,765

Insured – General Obligations — 1.7%
Monroe County, (AGM), 5.00%, 6/1/23	$595	$673,921
Oyster Bay, (AGM), 4.00%, 8/1/28	3,295	3,461,892
Syracuse, (AGM), 4.00%, 5/1/26	500	556,390
Syracuse, (AGM), 4.00%, 5/1/27	695	767,120

3

Security	Principal Amount (000’s omitted)	Value
Syracuse, (AGM), 4.00%, 5/1/28	$680	$744,994
Syracuse, (AGM), 4.00%, 5/1/29	510	553,860

		$6,758,177

Insured – Other Revenue — 0.3%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$1,100,072

		$1,100,072

Insured – Transportation — 0.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	$920	$931,748

		$931,748

Lease Revenue/Certificates of Participation — 3.6%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/36	$2,500	$2,626,425
Hudson Yards Infrastructure Corp., 5.00%, 2/15/34	3,000	3,464,820
Hudson Yards Infrastructure Corp., 5.00%, 2/15/38	3,000	3,445,140
New York State Urban Development Corp., 5.70%, 4/1/20	4,745	4,972,238

		$14,508,623

Other Revenue — 5.7%
Battery Park City Authority, 4.00%, 11/1/31	$4,000	$4,311,960
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/28	1,500	1,708,620
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/36	855	901,418
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37	1,025	1,192,782
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/43	3,500	3,938,690
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,018,380
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	1,966,723
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/24	395	426,422
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/25	455	492,169
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/26	590	639,519
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/34	750	785,550
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/30	365	417,385
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,505,950

		$23,305,568

Senior Living/Life Care — 2.7%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$751,335
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	749,274
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,883,085

4

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	$720	$738,360
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	312,381
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,571,847
Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	107,936
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,000	1,069,610

		$11,183,828

Special Tax Revenue — 20.8%
Metropolitan Transportation Authority, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/35	$5,250	$6,066,375
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/37	4,455	4,680,913
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/41	1,470	1,525,493
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,648,592
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,160	2,480,134
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39	1,500	1,685,010
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,338,200
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/41	1,750	1,958,600
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	1,565	1,116,972
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	2,500	2,950,450
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/29	210	237,111
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/41	3,505	4,021,251
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	4,955	5,462,243
New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 3/15/19, 5.25%, 3/15/38	5,500	5,646,080
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	725	780,477
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	3,170	3,601,532
New York Dormitory Authority, Personal Income Tax Revenue, Series 2016A, 5.00%, 2/15/43	5,000	5,684,650
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	4,900	5,577,572
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	4,600	5,191,606
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	4,600	5,242,712
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	2,000	2,298,180
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	5,801,300
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	5,782,250

		$84,777,703

Transportation — 11.1%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	$250	$286,240
Metropolitan Transportation Authority, 5.00%, 11/15/27	1,890	2,072,385
Metropolitan Transportation Authority, 5.00%, 11/15/35	900	1,023,714
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/32	595	359,398
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/33	4,925	2,846,355
Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/35	2,380	2,484,553
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,025,687
New York Thruway Authority, 5.00%, 1/1/33	1,500	1,751,670
New York Thruway Authority, 5.00%, 1/1/37	2,050	2,368,242
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,083,160
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	3,100	3,356,463

5

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	$5,000	$5,399,600
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,346,222
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,999,625
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/31	8,065	8,324,854
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/42	1,600	1,840,736
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	5,630	5,710,565

		$45,279,469

Water and Sewer — 2.0%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	$4,000	$4,564,880
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,033,020
New York City Municipal Water Finance Authority, (Water and Sewer System), (SPA: TD Bank, N.A.), 1.54%, 6/15/49(3)	2,500	2,500,000

		$8,097,900

Total Tax-Exempt Investments — 102.7% (identified cost $408,163,445)		$419,335,552

Miscellaneous — 0.3%

Security	Units	Value
Real Estate — 0.3%
CMS Liquidating Trust(4)(5)(6)	400	$1,146,071

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,146,071

Total Investments — 103.0% (identified cost $409,443,445)		$420,481,623

Other Assets, Less Liabilities — (3.0)%		$(12,355,012)

Net Assets — 100.0%		$408,126,611

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 2.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2018.

6

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2018.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $12,827,294 or 3.1% of the Fund’s net assets.

(5)	Non-income producing.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/ Year	Notional Amount	Value/Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	128	Short	Sep-18	$(18,560,000)	$(361,206)

					$(361,206)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $361,206.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

7

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$419,335,552	$—	$419,335,552
Miscellaneous	—	—	1,146,071	1,146,071
Total Investments	$—	$419,335,552	$1,146,071	$420,481,623

Liability Description
Futures Contracts	$(361,206)	$—	$—	$(361,206)
Total	$(361,206)	$—	$—	$(361,206)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Ohio Municipal Income Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.3%
Ohio Water Development Authority, 4.00%, 6/1/36	$1,500	$1,575,750
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,305,640
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.73%, (SIFMA + 0.22%), 12/1/20(1)	1,700	1,699,983
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,067,440
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	2,860	3,194,077

		$9,842,890

Education — 8.9%
Kent State University, 5.00%, 5/1/30	$1,185	$1,363,473
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	413,378
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	300	352,587
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,138,110
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	300	315,717
Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,575,011
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,226,560
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,005,113
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	624,432
Ohio State University, 5.00%, 12/1/29	1,060	1,296,868
Ohio University, 5.00%, 12/1/35	500	573,460
University of Cincinnati, 5.00%, 6/1/34	585	668,608
University of Cincinnati, 5.00%, 6/1/45	2,000	2,280,480

		$13,833,797

Electric Utilities — 2.5%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/41	$1,000	$1,120,070
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,059,296
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	670,291

		$3,849,657

Escrowed/Prerefunded — 2.7%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$1,000	$1,121,900
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,330	1,497,540
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	1,495	1,604,314
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	55,906

		$4,279,660

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 4.2%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,016,360
Cuyahoga Community College District, 3.50%, 12/1/39	1,400	1,387,456
Highland Local School District, 5.00%, 12/1/37	540	597,278
Highland Local School District, 5.00%, 12/1/39	1,100	1,213,476
Northwest Local School District, 5.00%, 12/1/40	500	558,860
Ohio, 5.00%, 5/1/33	1,500	1,755,195

		$6,528,625

Hospital — 18.0%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,676,233
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,264,309
Allen County, (Mercy Health), 4.00%, 8/1/47(2)	5,150	5,198,925
Bluffton, (Blanchard Valley Health System), 5.00%, 12/1/31	750	852,405
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,679,775
Butler County, (UC Health), 4.00%, 11/15/37	920	931,454
Butler County, (UC Health), 5.00%, 11/15/28	590	685,716
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	861,157
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	950	992,113
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,343,148
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/47	2,000	2,264,440
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	1,725	1,739,197
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	650	665,743
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	486,146
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,210	2,275,173
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	918,607
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,642,905
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	489,069
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	230,689

		$28,197,204

Industrial Development Revenue — 2.6%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,387,092
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,744,251

		$4,131,343

Insured – Education — 0.1%
Kent State University, (AGC), 5.00%, 5/1/29	$175	$179,694

		$179,694

Insured – Electric Utilities — 7.9%
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	$1,500	$1,717,515
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	1,850,491
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,362,710
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,893,650
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,457,525
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,021,653

		$12,303,544

2

Security	Principal Amount (000’s omitted)	Value
Insured – General Obligations — 24.4%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	$7,500	$9,259,275
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,444,958
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,078,854
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,362,011
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,087,500
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	7,973,385

		$38,205,983

Insured – Transportation — 9.0%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,266,478
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,653,135
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,645,450
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	5,000	5,581,350

		$14,146,413

Other Revenue — 2.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,535	$2,540,323
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,566,919

		$4,107,242

Senior Living/Life Care — 1.1%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$636,179
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,030,894

		$1,667,073

Special Tax Revenue — 6.0%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$1,000	$1,092,030
Cuyahoga County, (Quicken Loans Arena), Sales Tax Revenue, 4.00%, 1/1/27	250	270,610
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,134,540
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,300,440
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,145,310
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	505,557
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	642,361
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,056,786
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/30	1,000	1,162,200

		$9,309,834

Water and Sewer — 5.0%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,060,423
Columbus, Sewerage System Revenue, 5.00%, 6/1/32	1,500	1,744,245
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,336,409
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,408,725
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,273,360

		$7,823,162

Total Tax-Exempt Investments — 101.3% (identified cost $148,601,377)		$158,406,121

Other Assets, Less Liabilities — (1.3)%		$(2,007,110)

Net Assets — 100.0%		$156,399,011

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The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 40.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 20.5% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2018.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $1,744,251 or 1.1% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	55	Short	Sep-18	$(7,975,000)	$(155,206)

					$(155,206)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $155,206.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

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•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$158,406,121	$—	$158,406,121
Total Investments	$—	$158,406,121	$—	$158,406,121

Liability Description
Futures Contracts	$(155,206)	$—	$—	$(155,206)
Total	$(155,206)	$—	$—	$(155,206)

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018